Offerings - Offering: 1	Jul. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	common
Maximum Aggregate Offering Price	$ 11,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,684.10
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).